Property and equipment	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Property and equipment
13.	Property and equipment

	Land	Flight equipment	Purchase deposits for flight equipment	Ramp and miscellaneous	Furniture, fixtures, equipment a and other	Leasehold improvements	Construction in progress	Total
Cost -
Balance at January 1, 2017	$6,301	$3,115,242	$250,165	$45,170	$29,607	$44,981	$6,593	$3,498,059
Transfer of pre-delivery payments	—	28,674	(28,674)	—	—	—	—	—
Additions	—	158,557	192,196	1,461	3,392	1,614	5,246	362,466
Disposals	—	(54,114)	(54)	(228)	(711)	—	—	(55,107)
Reclassifications	—	3,870	—	1,950	(4,764)	3,448	(6,061)	(1,557)

Balance at December 31, 2017	$6,301	$3,252,229	$413,633	$48,353	$27,524	$50,043	$5,778	$3,803,861
Transfer of pre-delivery payments	—	156,305	(156,305)	—	—	—	—	—
Additions	—	228,302	216,732	5,434	3,773	3,388	10,795	468,424
Disposals	—	(20,737)	—	(128)	(393)	(6,246)	(10)	(27,514)
Assets held for sale	—	(164,201)	—	—	—	—	—	(164,201)
Reclassifications	—	(2,371)	—	77	14	2,219	(2,310)	(2,371)

Balance at December 31, 2018	$6,301	$3,449,527	$474,060	$53,736	$30,918	$49,404	$14,253	$4,078,199
Transfer of pre-delivery payments	—	78,143	(78,143)	—	—	—	—	—
Additions	—	109,286	67,357	2,693	2,450	3,269	4,436	189,491
Disposals	—	(184,685)	—	(102)	(570)	(134)	(340)	(185,831)
Assets held for sale	—	(413,677)	—	—	—	—	—	(413,677)
Reclassifications	—	—	—	10	—	12,752	(12,762)	—

Balance at December 31, 2019	$6,301	$3,038,594	$463,274	$56,337	$32,798	$65,291	$5,587	$3,668,182
Accumulated depreciation -
Balance at January 1, 2017	$—	$(999,461)	$—	$(31,865)	$(25,581)	$(26,179)	$—	$(1,083,086)
Depreciation for the year	—	(148,188)	—	(3,811)	(2,192)	(4,505)	—	(158,696)
Disposals	—	51,233	—	200	704	—	—	52,137
Reclassifications	—	(1,335)	—	(1,540)	4,110	(1,235)	—	—

Balance at December 31, 2017	$—	$(1,097,751)	$—	$(37,016)	$(22,959)	$(31,919)	$—	$(1,189,645)
Depreciation for the year	—	(147,980)	—	(3,783)	(2,506)	(5,038)	—	(159,307)
Disposals	—	16,876	—	118	379	6,396	—	23,769
Assets held for sale	—	75,556	—	—	—	—	—	75,556
Reclassifications	—	268	—	—	—	—	—	268
Impairment	—	(130,709)	—	—	—	—	—	(130,709)

Balance at December 31, 2018	$—	$(1,283,740)	$—	$(40,681)	$(25,086)	$(30,561)	$—	$(1,380,068)
Depreciation for the year	—	(148,832)	—	(3,292)	(2,938)	(5,757)	—	(160,819)
Disposals	—	178,168	—	102	518	—	—	178,788
Assets held for sale	—	226,319	—	—	—	—	—	226,319

Balance at December 31, 2019	$—	$(1,028,085)	$—	$(43,871)	$(27,506)	$(36,318)	$—	$(1,135,780)
Carrying amounts -
At December 31, 2017	$6,301	$2,154,478	$413,633	$11,337	$4,565	$18,124	$5,778	$2,614,216

At December 31, 2018	$6,301	$2,165,787	$474,060	$13,055	$5,832	$18,843	$14,253	$2,698,131

At December 31, 2019	$6,301	$2,010,509	$463,274	$12,466	$5,292	$28,973	$5,587	$2,532,402

Flight equipment
Flight equipment comprises aircraft, engines, aircraft components and major maintenance of own and lease
d
aircraft.
The Company has acquired aircraft through Japanese Operating Leases with Call Option (JOLCO) arrangements
.
T
hese arrangements establish semi-annual payments of obligations, and have a term of 10 years, with a purchase option at the end of the period. During 2019, 2 new aircraft Boeing 737 MAX 9 were acquired through this type of arrangements (2018: 2 Boeing 737-800 and 4 Boeing 737 MAX 9).
Aircraft with a carrying value of $1.5 billion (include aircraft acquired through JOLCO) are pledged as collateral for the obligation of the special purpose entities as of December 31, 2019 (2018: $1.6 billion).
In March 2019, the Federal Aviation Administration (FAA) grounded all U.S. registered Boeing 737 MAX aircraft. The Company’ fleet currently includes 6 Boeing 737 MAX aircraft with an additional 65 aircraft on order (see note 27). The Company does not expect any recognition of impairment of this fleet, since there is no available evidence of obsolescence or physical damage of these assets, it has no plans to dispose of the fleet, reassess the lifetime or change the expected use of the aircraft once the FAA restriction is finalized.
The Company is currently in negotiations with Boeing over compensation for the damages that its have suffered as a result of the MAX grounding and expect those to be satisfactory resolved in the near term
.
Purchase deposits for flight equipment
The
additions for
 $67.3 million
include $75.4 million of
advance payments on aircraft
and engines
purchase contracts
made
during 2019 (2018: $216.7 million), which include
s
$1.4 million of borrowing costs capitalized during the year ended December 31, 2019 (2018: $1.4 million and 2017: $1.8 million)
,
and $8.1 million of credits received on aircraft adquisition
The rate used to determine the amount of borrowing costs eligible for capitalization was 3.40%, which is the interest rate of the specific borrowing (see note 18).
As of December 31, 2019 the total amount of purchase deposits for flight equipments correspond to the future purchase of MAX aircraft and engines (see note 27).
Other property and equipment
During 2019, the Company capitalized
as “Leasehold improvements”
$11.6 million of a new hangar located at the Tocumen International Airport.
As of December 31, 2019 and 2018 construction in progress mainly comprises remodeling projects for airport facilities and offices.
Assets held for sale
During 2018, the shareholders of the Company approved the plan to sell five aircraft Embraer 190. During 2019, the Company has completed the sale of the five Embraer 190 according to the sales plan, no significant additional gain or loss was recognized.
I
n November, 2019 the Company announced its decision
to
accelerate the exit of its Embraer 190 fleet and is initiated an active program to locate a buyer to sell the remaining 14 aircraft, spare engines, spare parts and inventory by 2020. The decision responds to the continued deterioration of the Embraer 190 fleet performance and the need to grow capacity in some markets aligned with the fleet optimization plan. This anticipated exit results in impairment losses of $89.3 million
to write down the assets to the lower of its carrying amount and its fair value less cost to sell, which have been included under “Impairment of non financial assets” in the accompanying consolidated statement of profit or loss. To meet its capacity demands, the Company is evaluating entering into a short term sale leaseback of the Embraer fleet.
During 2018 the Company reassessed the Embraer 190 assets given it
s
updated fleet plan and other considerations, as consequence the expected useful life of the Embraer 190 fleet was shortened to 5 years from the year 2019. This review over the useful live triggered an evaluation of the recoverable amount of the Embraer 190 fleet, as the higher of the aircraft’s fair value less costs to sell and its value in use. The value in use was determined using cash flow projections from financial budgets approved by senior management covering a five year period. The pre-tax discount rate applied to cash flow projections was 13.5%. As a result of this analysis, the Company determined the book value was in excess of its recoverable amount and recognized an impairment of $179.0 million over to the Embraer 190 fleet, and it was written down to its fair value less cost to sell.
The fair value of the Embraer 190 fleet was determine
d
considering specific circumstances of the fleet such as aircraft age, maintenance requirements and condition and therefore classifies as Level 2 in the fair value hierarchy. The Company reassessed the Embraer 190 assets and adjusted the depreciable life and salvage value to align with the expected transition dates. The effect of theses changes on the expected depreciation expense of this fleet amounts to $0.3 million per year.
At 31 December 2019, the assets held for sale comprised the following assets:

Assets	2019	2018
Flight equipment	$109,665	40,330
Expendable parts and supplie s	10,341	—

	$120,006	$40,330